Long-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Equity investments accounted for using equity method
Equity Securities Without Readily Determinable Fair Value Annual Amount And Equity Method Investments [Line Items]
Equity method investments, beginning	¥ 52,885	$ 7,668	¥ 38,472
Additions			14,700
Reduction	(22,629)	(3,282)
Share of results of equity investees	(1,800)	(261)	(287)
Impairment of assets	14,700	2,131
Equity method investments, end	13,756	1,994	52,885	$ 7,668	¥ 38,472
Investments under measurement alternative method
Equity Securities Without Readily Determinable Fair Value Annual Amount And Equity Method Investments [Line Items]
Carrying value of measurement alternative investments	0		0
Investment income in connection with the measurement alternative investments	0		0		¥ 0
Impairment charges in connection with the measurement alternative investments	¥ 10,000	$ 1,600	¥ 10,000	$ 1,600